Derivatives and Hedging	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging
Derivatives and Hedging
Derivatives and Hedging
In the ordinary course of business, we use derivative instruments, including swaps, forwards and/or options, to manage potential losses from foreign currency exposures and variable rate debt. The principal objective of such derivative instruments is to minimize the risks and/or costs associated with global financial and operating activities. We do not utilize derivative or other financial instruments for trading or other speculative purposes. We recognize all derivatives as either assets or liabilities on the balance sheet on a gross basis, measure those instruments at fair value and recognize the change in fair value in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. We do not offset the fair value of derivative instruments with cash collateral held or received from the same counterparty under a master netting arrangement.
As of December 31, 2011, all derivatives that qualified for hedge accounting were cash-flow hedges. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. In 2012 and 2011, we did not record any hedge ineffectiveness related to any cash-flow hedges in earnings and did not discontinue any cash-flow hedges. The cash flows derived from derivatives, including those that are not designated as hedges, are classified in the operating section of the consolidated statements of cash flows. As of December 31, 2012 we did not have any derivatives that were accounted for as hedging instruments.
Foreign Currency Derivatives
As a globally active enterprise, we are subject to risks associated with fluctuations in foreign currencies in our ordinary operations. This includes foreign currency-denominated receivables, payables, debt, and other balance sheet positions including intercompany items. We manage balance sheet exposure on a group-wide basis primarily using foreign exchange forward contracts, foreign exchange options and cross-currency swaps.
In addition, we were party to cross-currency swaps which were entered into in connection with the notes payable to Euro Finance (see Note 15) and which qualified as cash-flow hedges with a notional amount of $120.0 million as of December 31, 2011, which matured in November 2012 and had fair market values of $0.7 million included in prepaid and other assets and $1.7 million included in accrued and other liabilities as of December 31, 2011 in the accompanying consolidated balance sheets.
Undesignated Derivative Instruments
We are party to various foreign exchange forward and swap arrangements which had, at December 31, 2012, an aggregate notional value of approximately $574.5 million and fair values of $0.8 million and $12.9 million, which are included in prepaid and other assets and accrued and other liabilities, respectively, and which expire at various dates through April 2013. The transactions have been entered into to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other (expense) income, net.
We were party to various foreign exchange forward and swap arrangements which had, at December 31, 2011, an aggregate notional value of approximately $204.0 million and fair values of $5.5 million and $0.8 million, which are included in prepaid and other assets and accrued and other liabilities, respectively, and which expired at various dates through April 2012. The transactions have been used to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other (expense) income, net.
Interest Rate Derivatives
We used interest rate derivative contracts on certain borrowing transactions to hedge fluctuating interest rates until October 2011. We entered into interest rate swaps in which we agreed to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional principal amount.
Fair Values of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2012 and 2011:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	12/31/2012	12/31/2011	12/31/2012	12/31/2011
Derivative instruments designated as hedges
Interest rate contracts	$—	$—	$—	$—
Foreign exchange contracts	—	658	—	(1,723)
Total derivative instruments designated as hedges	$—	$658	$—	$(1,723)
Undesignated derivative instruments
Foreign exchange contracts	$833	$5,489	$(12,911)	$(769)
Total derivative instruments	$833	$6,147	$(12,911)	$(2,492)

Gains and Losses on Derivative Instruments
The following tables summarize the locations and gains on derivative instruments for the years ended December 31, 2012 and 2011:

Year-Ended December 31, 2012 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain recognized in income
Cash-flow hedges
Interest rate contracts	$—	Interest expense	$—	$—
Foreign exchange contracts	305	Other expense / income, net	781	—
Total	$305		$781	$—
Undesignated derivative instruments
Foreign exchange contracts	$—	Other expense / income, net	$—	$(13,456)

Year-Ended December 31, 2011 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Loss recognized in income
Cash-flow hedges
Interest rate contracts	$2,721	Interest expense	$—	n/a
Foreign exchange contracts	2,696	Other expense / income, net	(3,961)	n/a
Total	$5,417		$(3,961)	n/a
Undesignated derivative instruments
Foreign exchange contracts	n/a	Other expense / income, net	n/a	$14,194

The amounts noted in the table above for accumulated other comprehensive income (AOCI) do not include any adjustment for the impact of deferred income taxes.